Subsequent Events (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 INR (₨) shares	Dec. 31, 2023 shares
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)	347,627	347,627
Net of agent commissions | $	$ 23
Remuneration amount due | $	$ 300
Number of options granted (in Shares)	341,711	341,711	11,539
Share options of restricted shares	$ 163	₨ 137,000
Granted shares value (in Rupees) | ₨		₨ 60,810
Share options (in Shares)	173,391	173,391
Shares options value	$ 32	₨ 390,000
Restricted Stock [Member]
Subsequent Events [Line Items]
Number of options granted (in Shares)	72,826	72,826
ATM Distribution Agreement [Member]
Subsequent Events [Line Items]
Total consideration | $	$ 736
Share Options [Member]
Subsequent Events [Line Items]
Share options (in Shares)	14,428	14,428